Operating Expenses, Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Consolidated Operating Expense
Consolidated operating expenses during 2019, 2018 and 2017 by function are as follows
:

		2019	2018	2017
Administrative expenses 1	$	1,112	1,130	1,091
Selling expenses		371	312	323
Distribution and logistics expenses		1,489	1,537	1,412

	$	2,972	2,979	2,826

1
All significant R&D activities are executed by several internal areas as part of their daily activities. In 2019, 2018 and 2017, total combined expenses of these departments recognized within administrative expenses were $38, $39 and $38, respectively.

Summary of Depreciation and Amortization Recognized
Depreciation and amortization recognized during 2019, 2018 and 2017 are detailed as follows:

		2019	2018	2017
Included in cost of sales	$	865	853	841
Included in administrative, selling and distribution and logistics expenses		180	129	122

	$	1,045	982	963